Credit Facilities, Long-Term Debt and Lease Liabilities - Credit Facilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Cash and cash equivalents	$ 411	$ 703	$ 89	$ 314
Credit facilities | Committed credit facilities
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing capacity under line of credit	1,300	1,500
Corporation and TransAlta Renewables | Syndicated Bank Credit Facility
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity under line of credit	1,950	1,950
TransAlta Renewables Inc. | Syndicated Bank Credit Facility
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity under line of credit	700
Line of credit facility, increase (decrease)	200
TransAlta OCP
Disclosure of detailed information about borrowings [line items]
Restricted cash (Note 22)	$ 17	17
Restricted cash and cash equivalents, principal amount		$ 11